RELATED PARTY TRANSACTIONS (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2017	Jul. 21, 2017	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Loss on investment				$ (7,450,000)	$ (6,422,000)
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
Management fee received				100,000		$ 100,000
Nordic American Offshore Limited [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party				$ 1,800,000	$ 1,700,000
Follow-on offering participation			$ 10,000,000
Ownership interest	16.10%		22.60%			29.10%
Transaction recognized in dilution loss			$ 2,600,000
Dividend declare date				Jul. 21, 2017
Dividends paid in kind (in dollars per share)		$ 0.05
Shares as dividend-in-kind (in shares)	4,024,745
Loss on investment	$ (700,000)